Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share Based Payment Award Stock Options Valuation Assumptions
The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Risk-free interest rate	0.96%	0.9%
Expected term (in years)	6.26	6.46
Expected volatility	77.04%	72.50%
Dividend yield	—%	—%

Summary of the Stock Option Activity
A summary of the stock option activity is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	13,933,956	$0.13	8.80	$5.00
Granted	9,875,293	0.61
Exercised	(1,726,471)	0.17
Cancelled/ Forfeited	(219,410)	0.13
Outstanding as of December 31, 2020	21,863,368	0.34	8.67	44.80
Granted	6,492,540	2.39
Exercised	(3,378,782)	1.62
Cancelled/ Forfeited	(2,843,916)	1.19
Outstanding as of December 31, 2021	22,133,210	0.64	7.84	377.58
Exercisable as of December 31, 2021	8,726,504	$0.29	7.27	$151.91
Exercisable and expected to vest at December 31, 2021	22,133,210	$0.64	7.84	$377.58

Summary of the Unvested Restricted Shares Activity
A summary of the unvested restricted shares activity is as follows:

	Number of Unvested Restricted Shares	Weighted- Average Grant Date Fair Value per Share
Unvested Balance as of December 31, 2019	1,771,198	0.10
Vested	(1,771,198)	0.10

Unvested Balance as of December 31, 2020	—	$—

Summary of Stock-based Compensation Expenses for Stock Options and Unvested Restricted Shares
Total stock based compensation expense for both stock option awards and unvested restricted shares is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$62	$—
Research and development	2,841	716
Sales and marketing	67	—
General and administrative	4,778	508

Stock-based compensation, net of amounts capitalized	7,748	1,224
Capitalized stock-based compensation—Intangibles and fixed assets	275	110
Capitalized stock-based compensation—Other current assets	—	45

Total stock-based compensation	$8,023	$1,379